Revenue, Accounts Receivable and Provision for Credit Losses, Revenue and Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues and Accounts Receivable [Abstract]
Accounts receivable, net	$ 3,792	$ 3,503
Revenues [Abstract]
Maximum loss if charterers failed to perform	405	480
Spot Charters [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	23,606	34,742	$ 6,301
Accounts receivable, net	2,037	3,399
Contract assets	196	456
Time Charters [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	10,282	7,303
Accounts receivable, net	2	$ 104
Pool Charters [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	2,603
Accounts receivable, net	$ 1,753
Revenues [Member] | Customer Concentration Risk [Member] | Continuing Operations [Member] | Charterer A [Member]
Revenues [Abstract]
Concentration risk percentage	26.00%	20.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Continuing Operations [Member] | Charterer B [Member]
Revenues [Abstract]
Concentration risk percentage	17.00%	0.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Continuing Operations [Member] | Charterer C [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	0.00%	13.00%
Revenues [Member] | Customer Concentration Risk [Member] | Discontinued Operations [Member] | Charterer D [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	0.00%	31.00%
Revenues [Member] | Customer Concentration Risk [Member] | Discontinued Operations [Member] | Charterer E [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	0.00%	10.00%
Revenues [Member] | Customer Concentration Risk [Member] | Discontinued Operations [Member] | Charterer F [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	0.00%	16.00%
Revenues [Member] | Customer Concentration Risk [Member] | Discontinued Operations [Member] | Charterer G [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	0.00%	11.00%